Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (4,404,770)	$ (2,447,320)	$ (18,105,315)	$ (7,917,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,340	4,323	21,360	12,241
Stock-based compensation	1,533,888	82,772	4,463,695	604,976
Change in fair value of warrants	0	(19,807)	(19,807)	(475,422)
Issuance of restricted common stock for services	64,000	0	1,958,450	0
Debt discount amortization	71,547	0
Increase (decrease) in operating assets and liabilities excluding effects of the Merger:
Grants receivable	483,924	(155,195)	(673,218)	(84,344)
Other receivables	0	2,275	2,275	28,316
Prepaid expenses and other	69,650	44,474	(199,377)	(117,004)
Accounts payable	(1,060,796)	753,184	1,631,305	1,246,270
Accrued clinical operations and site costs	81,949	22,847	(103,069)	(279,413)
Accrued compensation	(98,927)	88,434	332,374	(789,014)
Other accrued expenses	339,565	200,483	166,145	109,228
Net cash used in operating activities	(2,911,630)	(1,423,530)	(10,525,182)	(7,662,019)
Investing activities
Purchases of property and equipment	(153,899)	(28,867)	(78,416)	(44,807)
Proceeds from acquisition of Telik, Inc.			0	1,497,283
Net cash provided by (used in) investing activities	(153,899)	(28,867)	(78,416)	1,452,476
Financing activities
Issuances of preferred stock, net of issuance costs	4,610,324	0	2,500,000	2,973,655
Proceeds from exercise of MabVax Series B warrant	0	4,714,726	0	1,942
Proceeds from exercise of MabVax Series C-1 warrants	4,610,324	4,714,726	0	1,472,502
Proceeds from exercise of stock options	1,544,795	3,262,329	800	0
Proceeds from issuance of common stock, net of issuance costs	4,084,085	1,477,143	10,709,740	2,884,333
Net cash provided by financing activities	4,610,324	4,714,726	13,210,540	7,332,432
Net change in cash and cash equivalents			2,606,942	1,122,889
Cash and cash equivalents at beginning of year	4,084,085	1,477,143	1,477,143	354,254
Cash and cash equivalents at end of year	5,628,880		4,084,085	1,477,143
Supplemental disclosures of cash flow information:
Cash paid during the period for income taxes			1,600	800
Supplemental disclosures of non-cash investing and financing information:
Capital lease in connection with purchases of equipment	95,656	0
Purchase of equipment in accounts payable	109,471	0
Deemed dividend on beneficial conversion feature for preferred stock	0	17,852,921	17,852,921	2,214,911
Goodwill on acquisition of Telik, Inc.			0	6,826,003
Warrant liability upon acquisition of Telik, Inc.			0	567,885
Accretion of redemption value for Series A-1, B and C-1 preferred stock	0	93,234		444,992
Issuance of common stock for accounts payable			0	240,000
Conversion of Series A and Series B redeemable preferred stock into common stock			160,380	12,527,124
Conversion of Series C-1 redeemable preferred stock into Series A-1 preferred stock			0	6,807,388
Conversion of Series D preferred stock into common stock			467	0
Conversion of Series A-1 preferred stock and warrants into common stock and Series D preferred stock	0	162,968	162,968	0
Acquisition of MabVax Therapeutics Holdings in relation to the merger			0	4,705,726
Conversion of Series B preferred stock to common stock	0	160,380
Exchange of Series A-1 preferred stock and warrants to common stock and Series D convertible preferred stock	0	13,111,280
Exchange of Series B preferred stock and warrants to common stock and Series D convertible preferred stock	0	10,451,784
Warrants exercised to purchase common stock on a cashless basis to purchase 488,659 shares of common stock. See Note 7.			12,198	4,887
Conversion of common stock to Series C preferred stock	607,338	0		1,190
Elimination of warrant liability in exchange transaction			72,656	0
Financing transaction not yet paid			36,570	0
Conversion of Series C preferred stock to common stock	$ 0	$ 966	966	$ 224
Property and equipment accrued in accounts payable			$ 21,376